Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held for Sale
Assets held for sale are as follows (Unit: Korean Won in millions):

Assets (*)	December 31, 2024	December 31, 2025
Premises and equipment	31,266	91,480
Others	42,723	77,011

Total	73,989	168,491

(*)	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 2024 and December 31, 2025.